Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
10.	PROPERTY, PLANT AND EQUIPMENT

	Leasehold improvements	Machinery and equipment	Office furbishing and equipment	Vehicles	Assets under construction	GDM machines	Robots	Total
Cost
At December 31, 2020	$3,649,107	$5,713,840	$5,951,808	$17,885,762	$-	$1,883,116	$884,950	$35,968,583
Additions	35,194	66,707	82,307	400,506	259,590	27,546	4,913,655	5,785,505
Disposals	(78,156)	(96,666)	(18,519)	(240,660)		(5,777)	(58,160)	(497,938)
Exchange differences	(366,462)	(575,380)	(603,152)	(1,811,740)	(10,904)	(190,959)	(371,375)	(3,929,972)
At December 31, 2021	$3,239,683	$5,108,501	$5,412,444	$16,233,868	$248,686	$1,713,926	$5,369,070	$37,326,178
Acquisitions through business combinations	-	-	205,070	141,619	-	-	2,571,013	2,917,702
Additions	146,750	35,987	40,690	92,813	33,222	72,892	4,031,107	4,453,461
Disposals	(125,666)	(94,616)	(70,482)	(367,110)	-	(15,513)	(9,260)	(682,647)
Impairment of fixed assets	-	-	-	-	-	-	(4,408,037)	(4,408,037)
Transfer in (out)	1,426	-	-	-	(239,833)	238,407	-	-
Exchange differences	(115,329)	(181,857)	(233,371)	(582,203)	(8,853)	(61,014)	(359,078)	(1,541,705)
At December 31, 2022	$3,146,864	$4,868,015	$5,354,351	$15,518,987	$33,222	$1,948,698	$7,194,815	$38,064,952

Accumulated Depreciation
At December 31, 2020	$2,923,013	$5,390,966	$5,124,622	$14,004,064	$-	$616,280	$25,284	$28,084,229
Depreciation charged for the year	143,026	158,628	218,525	1,134,600	-	354,203	692,555	2,701,537
Disposals	(74,708)	(96,660)	(18,472)	(240,659)	-	(2,120)	(3,183)	(435,802)
Exchange differences	(297,859)	(546,657)	(525,526)	(1,450,837)	-	(76,985)	(23,223)	(2,921,087
At December 31, 2021	$2,693,472	$4,906,277	$4,799,149	$13,447,168	$-	$891,378	$691,433	$27,428,877
Acquisitions through business combinations	-	-	184,364	136,723	-	-	520,516	841,603
Depreciation charged for the year	101,881	105,302	184,958	727,204	-	371,378	1,883,562	3,374,285
Disposals	(121,818)	(89,083)	(69,528)	(339,179)	-	(5,116)	(1,970)	(626,694)
Exchange differences	(96,194)	(174,465)	(209,201)	(478,260)	-	(27,393)	(34,367)	(1,019,880)
At December 31, 2022	$2,577,341	$4,748,031	$4,889,742	$13,493,656	$-	$1,230,247	$3,059,174	$29,998,191

Net book value
At December 31, 2021	$546,211	$202,224	$613,295	$2,786,700	$248,686	$822,548	$4,677,637	$9,897,301
At December 31, 2022	$569,523	$119,984	$464,609	$2,025,331	$33,222	$718,451	$8,564,630	$8,066,761

During the year ended December 31, 2022, the Company recognized an impairment loss on robots’ assets of $4,408,037.

There was no impairment of property, plant and equipment recorded for the years ended December 31, 2021 and 2020. No property, plant and equipment were pledged as security for bank borrowings.

As of December 31, 2022 and 2021, net book value of robots’ assets of approximately $447,000 and $97,000, respectively were leased out to third parties and the robots’ assets were held and used by the lessee.